Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2013
Office building | Minimum
Property, Plant and Equipment
Estimated useful life	33 years
Office building | Maximum
Property, Plant and Equipment
Estimated useful life	45 years
Office furniture
Property, Plant and Equipment
Estimated useful life	5 years
Computers & office equipment
Property, Plant and Equipment
Estimated useful life	4 years
Game servers
Property, Plant and Equipment
Estimated useful life	4 years
Motor vehicles
Property, Plant and Equipment
Estimated useful life	6 years
Office improvement
Property, Plant and Equipment
Estimated useful life	20 years
Leasehold improvement
Property, Plant and Equipment
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Software
Property, Plant and Equipment
Estimated useful life	5 years